Financial Instruments - Disclosure of Sensitivity Analysis of Market Risks Management (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FEMSA [member] | Cross currency swaps of CLP against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(8.00%)	(11.00%)
Effect on Profit or Loss	$ (373)	$ (549)
Change in Exchange Rate	8.00%	11.00%
Effect on Profit or Loss	$ 373	$ 549
FEMSA [member] | Cross currency swaps of MXN against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(12.00%)	(17.00%)	(11.00%)
Effect on Profit or Loss	$ (3,651)	$ (3,836)	$ (2,043)
Change in Exchange Rate	12.00%	17.00%	11.00%
Effect on Profit or Loss	$ 3,651	$ 3,836	$ 2,043
FEMSA [member] | Cross Currency Swaps of COP Against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(9.00%)	(18.00%)
Effect on Profit or Loss	$ (304)	$ (448)
Change in Exchange Rate	9.00%	18.00%
Effect on Profit or Loss	$ 304	$ 448
FEMSA [member] | Cross currency swaps Of MXN against BRL [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(14.00%)
Effect on Profit or Loss	$ (23)
Change in Exchange Rate	14.00%
Effect on Profit or Loss	$ 23
FEMSA [member] | Forward agreements to purchase MXN currency against EUR [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(13.00%)	(17.00%)	(14.00%)
Effect on Equity	$ 141	$ 293	$ 319
Change in Exchange Rate	13.00%	17.00%	14.00%
Effect on Equity	$ (141)	$ (293)	$ (319)
FEMSA [member] | Forward agreements to purchase CLP currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(8.00%)	(11.00%)	(10.00%)
Effect on Equity	$ (2)	$ (12)	$ (9)
Change in Exchange Rate	8.00%	11.00%	10.00%
Effect on Equity	$ 2	$ 12	$ 9
FEMSA [member] | Forward agreements to purchase MXN currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate			(11.00%)
Effect on Equity			$ 197
FEMSA [member] | Net Cash in Foreign Currency of Euro Against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(13.00%)	(17.00%)	(14.00%)
Effect on Profit or Loss	$ (8,077)	$ (3,176)	$ (504)
Change in Exchange Rate	13.00%	17.00%	14.00%
Effect on Profit or Loss	$ 8,077	$ 3,176	$ 504
Coca-Cola FEMSA [member] | Cross currency swaps of MXN against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(12.00%)	(17.00%)	(11.00%)
Effect on Equity	$ (3,540)	$ (3,687)
Effect on Profit or Loss		$ (1,790)	$ (938)
Change in Exchange Rate	12.00%	17.00%	11.00%
Effect on Equity	$ 3,540	$ 3,687
Effect on Profit or Loss		$ 1,790	$ 938
Coca-Cola FEMSA [member] | Cross currency swaps of BRL against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(14.00%)	(18.00%)	(21.00%)
Effect on Equity	$ (7,483)	$ (9,559)	$ (4,517)
Effect on Profit or Loss			$ (1,086)
Change in Exchange Rate	14.00%	18.00%	21.00%
Effect on Equity	$ 7,483	$ 9,559	$ 4,517
Effect on Profit or Loss			$ 1,086
Coca-Cola FEMSA [member] | Commodity Price Contracts of Sugar in USD [member] | Commodity Price Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Rate	30.00%	33.00%	31.00%
Effect on Equity	$ (32)	$ (310)	$ (406)
Coca-Cola FEMSA [member] | Commodity Price Contracts of Aluminium in USD [member] | Commodity Price Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Rate		16.00%	18.00%
Effect on Equity		$ (13)	$ (58)
Coca-Cola FEMSA [member] | Forward agreements to purchase MXN currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(12.00%)	(17.00%)	11.00%
Effect on Equity	$ (625)	$ (916)	$ (197)
Change in Exchange Rate	12.00%	17.00%
Effect on Equity	$ 626	$ 916
Coca-Cola FEMSA [member] | Forward agreements to purchase COP currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(9.00%)	(18.00%)	(17.00%)
Effect on Equity	$ (73)	$ (255)	$ 113
Change in Exchange Rate	9.00%	18.00%	17.00%
Effect on Equity	$ 73	$ 255	$ (113)
Coca-Cola FEMSA [member] | Forward agreements to purchase BRL currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(14.00%)	(18.00%)	(21.00%)
Effect on Equity	$ (234)	$ (203)	$ 387
Change in Exchange Rate	14.00%	18.00%	21.00%
Effect on Equity	$ 234	$ 203	$ (387)
Coca-Cola FEMSA [member] | Forward agreements to purchase ARS currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(10.00%)		(36.00%)
Effect on Equity	$ (29)		$ 231
Change in Exchange Rate	10.00%		36.00%
Effect on Equity	$ 29		$ (231)
Coca-Cola FEMSA [member] | Net Cash in Foreign Currency of USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(12.00%)	(17.00%)	(11.00%)
Effect on Profit or Loss	$ 553	$ 105	$ 1,112
Change in Exchange Rate	12.00%	17.00%	11.00%
Effect on Profit or Loss	$ (553)	$ (105)	$ (1,112)